Loss Per Share Attributable to Common Stockholders - Additional Information (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share [Abstract]
Weighted-average number of outstanding shares of common stock excluded from calculation of diluted net loss per share	14,346,056	0	1,244,043	580,580